Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39354
Entity Registrant Name	QUHUO Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3F, Building A, Xin’anmen, No. 1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001781193
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York
Business contact
Document Information
Contact Personnel Name	Zhen Ba
City Area Code	86-10
Local Phone Number	8576 5328
Contact Personnel Email Address	barry@meishisong.cn
Entity Address, Address Line One	3F, Building A, Xin’anmen, No.1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100020
Entity Address, Country	CN
ADS
Document Information
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	QH
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	890,653,509
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	6,296,630